LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JANUARY 16, 2020

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH OF CLEARBRIDGE MID CAP FUND AND CLEARBRIDGE MID CAP GROWTH FUND DATED MARCH 1, 2019

Effective June 30, 2020, the following changes are made to each Fund’s Summary Prospectus, Statutory Prospectus, and SAI:

1.	In the section titled “Management – Portfolio managers” in each Fund’s Summary Prospectus and Statutory Prospectus, the references to Derek J. Deutsch are deleted and replaced with the following:

Portfolio Manager	Title	Portfolio manager of the fund since
Matthew Lilling, CFA	Director and Portfolio Manager of ClearBridge	June 2020

2.	In the section titled “More on fund management – Portfolio managers” in each Fund’s Statutory Prospectus:

a.    The second sentence is deleted and replaced with the following in the ClearBridge Mid Cap Fund Prospectus:

Messrs. Angerame and Lilling are primarily responsible for overseeing the day-to-day operation of the fund and have the ultimate authority to make portfolio decisions.

b.    The second sentence is deleted and replaced with the following in the ClearBridge Mid Cap Growth Fund Prospectus:

Messrs. Russell, Angerame, Green and Lilling are primarily responsible for overseeing the day-to-day operation of the fund and have the ultimate authority to make portfolio decisions.

c.     The references to Derek J. Deutsch are deleted and replaced with the following:

Portfolio Manager	Title and Recent Biography	Portfolio manager of the fund since
Matthew Lilling, CFA	Mr. Lilling is a Director and Portfolio Manager of ClearBridge and has 13 years of industry experience. He joined ClearBridge in 2010.	June 2020

3.

In the section titled “INVESTMENT MANAGEMENT AND SERVICE PROVIDER INFORMATION – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Funds’ SAI, references to Derek J. Deutsch with respect to each Fund only are deleted in their entirety and replaced with the following:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Mid Cap Fund
Matthew Lilling*	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Mid Cap Growth Fund
Matthew Lilling*	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0

*

The information in this table relating to Mr. Lilling is as of January 10, 2020 and does not reflect additional accounts (including the Fund) for which he will be joining the portfolio management team on June 30, 2020.

4.

In the section titled “INVESTMENT MANAGEMENT AND SERVICE PROVIDER INFORMATION – Portfolio Managers – Portfolio Managers Securities Ownership” in the Funds’ SAI, references to Derek J. Deutsch with respect to each Fund only are deleted in their entirety and replaced with the following:

Portfolio Manager	Dollar Range of Ownership of Securities ($)*
Mid Cap Fund
Matthew Lilling	10,000-50,000**

Mid Cap Growth Fund
Matthew Lilling	None

*	The information in this table is provided as of January 10, 2020.
**

As of January 10, 2020, Mr. Lilling held $50,001-$100,000 in the ClearBridge Mid Cap Collective Investment Trust, an unregistered fund with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the Mid Cap Fund.

Please retain this supplement for future reference.

CBAX574010

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